Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal					$ 0	$ 0
State					8	4
Foreign					0	0
Total current expense:					8	4
Deferred expense:
Federal					0	0
State					0	0
Foreign					0	0
Total deferred expense:					0	0
Total	$ 0	$ 0	$ 0	$ 0	$ 8	$ 4